Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and development expenses
Schedule of research and development expenses

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Personnel expenses	$160,464	$86,036	$51,172
External research and development expenses	382,902	259,943	152,889
Materials and consumables	2,735	3,562	2,267
Depreciation and amortization	3,742	2,835	1,840
Other expenses	30,677	18,509	12,603
Total research and development expenses	$580,520	$370,885	$220,771